STATEMENTS OF CONSOLIDATED AND COMBINED CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (964,922)	$ 174,300	$ 151,332	$ 26,997
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization	215,906	132,328	184,717	138,672
Impairment of proved oil and natural gas properties	67,181	21	6,600	28,871
(Gain) loss on derivative instruments	12,737	(29,487)	(29,533)	(29,323)
Cash settlements (paid) received on derivative instruments	22,174	21,356	30,403	72,045
Loss on extinguishment of debt	30,248
Premiums paid for derivatives				(411)
Amortization of deferred financing costs	5,492	6,193	8,343	3,584
Accretion of senior notes net discount	1,888	161	554
Accretion of asset retirement obligations	4,601	4,016	5,581	5,009
Amortization of equity awards	6,874	2,322	3,557	1,423
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)	(9,761)
Non-cash compensation expense	941,659	1,057	1,057
Exploration costs	868		181	6,980
Deferred income tax expense (benefit)	13,916		76	(312)
Amortization of investment premium				194
Changes in operating assets and liabilities:
Accounts receivable	(22,117)	560	(15,758)	(7,382)
Prepaid expenses and other assets	297	(2,562)	(2,986)	(1,574)
Payables and accrued liabilities	67,324	13,034	19,320	5,392
Other	2,625	95
Net cash provided by operating activities	365,460	237,176	277,823	240,404
Cash flows from investing activities:
Acquisition of oil and natural gas properties	(1,083,167)	(104,926)	(105,762)	(360,678)
Additions to oil and gas properties	(457,838)	(257,513)	(360,015)	(273,334)
Additions to other property and equipment	(9,134)	(1,184)	(2,670)	(2,674)
Additions to restricted investments	(2,883)	(4,263)	(5,361)	(4,599)
Deposits for property acquisitions		(25,310)
Decrease (increase) in restricted cash	49,946	653	(49,347)	(3)
Proceeds from the sale of oil and natural gas properties	6,700	156,799	155,712	34,521
Other	(301)	(139)		29
Net cash (used in) provided by investing activities	(1,496,677)	(235,883)	(367,443)	(606,738)
Cash flows from financing activities:
Distributions to noncontrolling interests	(101,327)	(51,319)	(78,083)	(15,208)
Advances on revolving credit facilities	2,464,800	478,055	1,132,755	619,450
Distributions to the Funds		(363,437)	(732,362)
Payments on revolving credit facilities	(2,441,900)	(900,368)	(1,766,037)	(251,569)
Borrowings under second lien credit facility		325,000	325,000
Redemption of second lien credit facility	(328,282)
Proceeds from the issuances of senior notes	1,092,425	397,563	1,031,563
Redemption of senior notes	(351,808)
Deferred financing costs	(30,284)	(23,839)	(41,175)	(3,501)
Purchase of additional interests in consolidated subsidiaries	(3,292)	(1,270)	(15,135)
Contributions from previous owners		1,214	1,214	44,072
Proceeds from changes in ownership interests of MEMP			135,012
Distributions made by previous owners		(3,130)	(4,005)	(28,772)
Cash retained by previous owners			(7,909)
Other	213		455
Net cash (used in) provided by financing activities	1,063,812	32,261	117,950	361,761
Net change in cash and cash equivalents	(67,405)	33,554	28,330	(4,573)
Cash and cash equivalents, beginning of period	77,721	49,391	49,391	53,964
Cash and cash equivalents, end of period	10,316	82,945	77,721	49,391
Supplemental cash flows:
Cash paid for interest	67,449	22,959	61,140	23,525
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	29,137	25,017	41,017	17,158
Assumptions of asset retirement obligations related to properties acquired or drilled	5,053	3,478	4,227	7,962
Accounts receivable related to acquisitions and divestitures	4,271
Distributions to noncontrolling interests				47
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties	1,165	2,013	2,013	45,158
Distribution to NGP affiliates	(66,693)		(355,494)	(242,174)
Distribution to NGP affiliates related to sale of assets, net of cash received	(32,770)
Noncash investing and financing activities:
Contribution of oil and gas properties				6,893
Accrued distribution			4,352
Contribution related to sale of assets				2,013
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco	(59,803)
MRD [Member]
Cash flows from financing activities:
Proceeds from public offering	408,500
Costs incurred in conjunction with initial public offering	(28,198)
MEMP [Member]
Cash flows from financing activities:
Proceeds from public offering	553,228	179,371	511,204	202,573
Costs incurred in conjunction with initial public offering	(12,222)	(7,592)	(21,066)	(8,268)
Noncash investing and financing activities:
Accrued equity offering costs				$ 171